25. Shareholders' equity (Details 3) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Shareholders Equity Tables
Balance as at December 31, 2016	R$ 206,112
Intermediate interest on equity (after IRRF)	161,492
Statute of limitations of dividends	(23,179)
Payment of dividends and interest on equity	(304,415)
Withholding tax on interest on equity for tax-exempt shareholders	256
Dividends proposed	103,325	R$ 148,664
Balance as at December 31, 2017	R$ 143,591	R$ 206,112